Deferred Tax - Summary of Estimated Recovery Period For Deferred Tax Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Deferred tax liability	$ 394	$ 576
Total deferred tax liabilities	991	1,110
Deferred tax assets	1,204	1,176
Total deferred tax assets	1,801	1,710
Net deferred tax assets	810	600
Recovered after more than 12 Months [member]
Statement [Line Items]
Deferred tax liability	866	1,107
Deferred tax assets	1,666	1,616
Recovered within 12 Months [member]
Statement [Line Items]
Deferred tax liability	125	3
Deferred tax assets	$ 135	$ 94